U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

March 5, 2018

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F. Street, N.E.
Washington, DC 20549

Re:	Miller/Howard Funds Trust (the “Trust”) File Nos.: 333-207738 and 811-23111

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, the Miller/Howard Income Equity Fund, Miller/Howard Drill Bit to Burner Tip® Fund and Miller/Howard Infrastructure Fund, (the “Funds”), hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment for the Funds dated February 28, 2018, and filed electronically as Post-Effective Amendment No. 7 to the Trust’s Registration Statement on Form N-1A on February 27, 2018.

If you have any questions regarding the enclosed, please do not hesitate to contact me at (414)765-6611.

Sincerely,

/s/ Thomas Bausch

Thomas Bausch, Esq.
For U.S. Bancorp Fund Services, LLC

cc:  Thomas M. Majewski, Esq., Shearman& Sterling LLP